Insurance Receivable and Impairment	9 Months Ended
Sep. 30, 2020
Loss Contingency [Abstract]
Insurance Receivable and Impairment

  (3)   Insurance Receivable and Impairment

During the second quarter of 2019, one of the Company’s customers became insolvent and the total net book value of its owned containers leased to this insolvent customer was $63,120. The Company maintains insurance that covers a portion of the exposure related to the value of containers that are unlikely to be recovered from this customer, the cost to recover containers and up to 183 days of lost lease rental income. Based on prior recovery experience, the Company estimated that containers with a book value of $9,468 would not be recovered from this insolvent customer. Accordingly, the Company recorded impairment charges of $9,059 included in “container lessee default (recovery) expense, net” as of December 31, 2019. The Company also recorded bad debt expense of $2,921 in 2019 to fully reserve for this insolvent customer’s outstanding accounts receivable. For the three and nine months ended September 30, 2020, the Company received $627 and $3,078, respectively, of cash collection from this insolvent customer for previously reserved outstanding accounts receivable. Container recovery costs of $70 and $285 were recorded in insurance receivable for the three and nine months ended September 30, 2020. An insurance receivable of $2,077 and $1,792, net of insurance deductible was recorded in the “prepaid expenses and other current assets” in the condensed consolidated balance sheets as of September 30, 2020 and December 31, 2019, respectively. As of September 30, 2020, the Company had not yet submitted a final insurance claim which is pending the results of its review of the insolvent customer’s restructuring plan once approved by the bankruptcy court. The restructuring plan was approved by the bankruptcy court on November 4, 2020 and is undergoing interpretation and subsequent review by the Company.

In the third quarter of 2016, one of the Company’s customers filed for bankruptcy. The Company entered into a final agreement with its insurers on December 31, 2018 and remaining insurance proceeds totaling $9,814 for the Company’s owned fleet were received during the first quarter of 2019. The Company recorded a $14,881 gain on insurance recovery and legal settlement on a net cash distribution from the bankruptcy estate for its owned fleet during the fourth quarter of 2019. As of September 30, 2020 and December 31, 2019, there was no insurance receivable for the Company’s owned fleet related to this bankrupt customer.